Lease liabilities	12 Months Ended
Jun. 30, 2021
Lease liabilities
Lease Liabilities

28 Lease liabilities

The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the reporting periods:

	As at June 30, 2020
	Present
	value of the
	minimum lease	Total minimum
	payments	lease payments
	RMB’000	RMB’000
Within 1 year	224,080	228,249

After 1 year but within 2 years	157,899	168,804
After 2 years but within 5 years	176,028	202,826
After 5 years	44,967	60,748

	378,894	432,378

	602,974	660,627

Less: total future interest expenses		(57,653)

Present value of lease liabilities		602,974

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	As at June 30, 2021
	Present
	value of the
	minimum lease	Total minimum
	payments	lease payments
	RMB’000	RMB’000
Within 1 year	321,268	342,211

After 1 year but within 2 years	203,467	217,229
After 2 years but within 5 years	239,995	277,726
After 5 years	39,682	54,848

	483,144	549,803

	804,412	892,014

Less: total future interest expenses		(87,602)

Present value of lease liabilities		804,412